ACCOUNTS AND OTHER RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	2022	2021
Current, net	$6,401	$4,945
Non-current, net
Accounts receivable	126	60
Retainer on customer contract	70	61
Billing rights	681	572
Total non-current, net	$877	$693
Total	$7,278	$5,638
Non-current billing rights primarily represent unbilled rights from the partnership’s water and wastewater operations in Brazil from revenues earned from the construction of public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction operations has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in current accounts and other receivable, net as at December 31, 2022 was $142 million (2021: $231 million).
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2022, and 2021:

(US$ MILLIONS)	2022	2021
Loss allowance - beginning	$157	$156
Add: increase in allowance	85	54
Deduct: bad debt write-offs	(79)	(47)
Foreign currency translation and other	(1)	(6)
Loss allowance - ending	$162	$157